Stockholders' Equity (Details 5) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Changes in Carrying Amount of Non-Controlling Interest [Abstract]
Beginning Balance	$ 5,613	$ 7,000
Add: Income attributable to non-controlling interests	801	1,470
Less: Cash distribution to non-controlling interests	(1,055)	(2,857)
Ending Balance	$ 5,359	$ 5,613